Credit Risk - Disclosure of IFRS 9 Credit Quality (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 205,966	£ 202,929
Total exposures	£ 300,065	£ 290,484
Coverage ratio	0.30%	0.30%
Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (305,500)	£ (295,400)
Coverage ratio	0.30%	0.30%
On-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (266,700)	£ (259,800)
Coverage ratio	0.30%	0.30%
On-balance sheet | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (261,191)	£ (254,813)
On-balance sheet | Financial assets at amortised cost: | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (228,900)	£ (217,700)
Coverage ratio	0.30%	0.40%
Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 239,400	£ 233,600
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	(730)	(785)
Financial assets	813	870
Accumulated impairment | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	800	900
Accumulated impairment | On-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	700	800
Accumulated impairment | On-balance sheet | Financial assets at amortised cost: | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	700	800
Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	813	870
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	169,002	167,228
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	138	173
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	155	150
Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	134	136
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	63	69
Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	323	342
Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Stage 1
Disclosure of credit risk exposure [line items]
Total exposures	£ 279,012	£ 266,290
Coverage ratio	0.10%	0.10%
Stage 1 | On-balance sheet | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (241,301)	£ (231,951)
Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	157	153
Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	152,594	148,560
Stage 2
Disclosure of credit risk exposure [line items]
Total exposures	£ 18,696	£ 21,422
Coverage ratio	1.60%	1.70%
Stage 2 | On-balance sheet | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (17,610)	£ (20,207)
Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	302	359
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	14,943	16,890
Stage 3
Disclosure of credit risk exposure [line items]
Total exposures	£ 2,357	£ 2,772
Coverage ratio	15.00%	12.90%
Stage 3 | On-balance sheet | Total Exposure, Excluding Related Parties | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (2,280)	£ (2,655)
Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	354	358
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,465	1,778
Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	649	716
–Loans and advances to banks | On-balance sheet | Financial assets at amortised cost: | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (1,200)	£ (1,100)
Coverage ratio	0.00%	0.00%
–Loans and advances to banks | Accumulated impairment | On-balance sheet | Financial assets at amortised cost: | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Financial assets at FVOCI | On-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (5,200)	£ (9,000)
Coverage ratio	0.00%	0.00%
Financial assets at FVOCI | Accumulated impairment | On-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Cash and balances at central banks | On-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ (32,600)	£ (33,100)
Coverage ratio	0.00%	0.00%
Cash and balances at central banks | Accumulated impairment | On-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
On-balance sheet
Disclosure of credit risk exposure [line items]
Coverage ratio	0.30%	0.30%
On-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 730	£ 785
On-balance sheet | Sovereign assets measured at amortized cost
Disclosure of credit risk exposure [line items]
Other financial assets at amortised cost	21,700	13,700
On-balance sheet | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 175,195	£ 173,739
Coverage ratio	0.20%	0.20%
On-balance sheet | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 385	£ 422
On-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 169,002	£ 167,228
Coverage ratio	0.10%	0.10%
On-balance sheet | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 138	£ 173
On-balance sheet | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,089	£ 2,774
Coverage ratio	4.40%	4.80%
On-balance sheet | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,104	£ 3,737
Coverage ratio	3.60%	3.10%
On-balance sheet | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 137	£ 135
On-balance sheet | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	110	114
On-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,979	£ 4,759
Coverage ratio	1.30%	1.40%
On-balance sheet | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 63	£ 69
On-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 18,927	£ 18,029
Coverage ratio	1.50%	1.60%
On-balance sheet | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 282	£ 294
On-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 62,090	£ 58,286
Coverage ratio	0.00%	0.00%
On-balance sheet | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Stage 1
Disclosure of credit risk exposure [line items]
Coverage ratio	0.10%	0.10%
On-balance sheet | Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 121	£ 123
On-balance sheet | Stage 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 157,767	£ 154,000
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 54	£ 52
On-balance sheet | Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 152,594	£ 148,560
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 1 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 11	£ 10
On-balance sheet | Stage 1 | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,615	£ 2,271
Coverage ratio	0.90%	0.80%
On-balance sheet | Stage 1 | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,558	£ 3,169
Coverage ratio	0.80%	0.80%
On-balance sheet | Stage 1 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 23	£ 18
On-balance sheet | Stage 1 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	20	24
On-balance sheet | Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,595	£ 4,389
Coverage ratio	0.30%	0.40%
On-balance sheet | Stage 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 14	£ 16
On-balance sheet | Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 16,859	£ 15,280
Coverage ratio	0.30%	0.40%
On-balance sheet | Stage 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 53	£ 55
On-balance sheet | Stage 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 62,080	£ 58,282
Coverage ratio	0.00%	0.00%
On-balance sheet | Stage 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Stage 2
Disclosure of credit risk exposure [line items]
Coverage ratio	1.50%	1.60%
On-balance sheet | Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 264	£ 321
On-balance sheet | Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 15,821	£ 17,773
Coverage ratio	1.30%	1.30%
On-balance sheet | Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 208	£ 223
On-balance sheet | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 14,943	£ 16,890
Coverage ratio	0.50%	0.50%
On-balance sheet | Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 70	£ 84
On-balance sheet | Stage 2 | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 417	£ 454
Coverage ratio	18.80%	18.70%
On-balance sheet | Stage 2 | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 461	£ 429
Coverage ratio	12.80%	12.50%
On-balance sheet | Stage 2 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 79	£ 85
On-balance sheet | Stage 2 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	59	54
On-balance sheet | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 336	£ 334
Coverage ratio	6.20%	8.20%
On-balance sheet | Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 21	£ 27
On-balance sheet | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,445	£ 2,098
Coverage ratio	2.40%	3.40%
On-balance sheet | Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 35	£ 71
On-balance sheet | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 8	£ 2
Coverage ratio	1.40%	1.60%
On-balance sheet | Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Stage 3
Disclosure of credit risk exposure [line items]
Coverage ratio	15.20%	12.80%
On-balance sheet | Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 345	£ 341
On-balance sheet | Stage 3 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,607	£ 1,966
Coverage ratio	7.70%	7.40%
On-balance sheet | Stage 3 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 123	£ 147
On-balance sheet | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,465	£ 1,778
Coverage ratio	3.90%	4.40%
On-balance sheet | Stage 3 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 57	£ 79
On-balance sheet | Stage 3 | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 57	£ 49
Coverage ratio	62.00%	65.60%
On-balance sheet | Stage 3 | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 85	£ 139
Coverage ratio	36.60%	25.90%
On-balance sheet | Stage 3 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 35	£ 32
On-balance sheet | Stage 3 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	31	36
On-balance sheet | Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 48	£ 36
Coverage ratio	58.40%	71.20%
On-balance sheet | Stage 3 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 28	£ 26
On-balance sheet | Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 623	£ 651
Coverage ratio	31.10%	25.90%
On-balance sheet | Stage 3 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 194	£ 168
On-balance sheet | Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2	£ 2
Coverage ratio	8.60%	4.60%
On-balance sheet | Stage 3 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 38,874	£ 35,671
Coverage ratio	0.20%	0.20%
Retail mortgage offers in pipeline	£ 8,800	£ 6,100
Off-balance sheet | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	83	85
Off-balance sheet | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 27,829	£ 25,008
Coverage ratio	0.10%	0.10%
Off-balance sheet | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 42	£ 37
Off-balance sheet | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 13,071	£ 10,813
Coverage ratio	0.00%	0.00%
Off-balance sheet | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 11,560	£ 10,868
Coverage ratio	0.10%	0.10%
Off-balance sheet | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 3,198	£ 3,327
Coverage ratio	0.80%	0.60%
Off-balance sheet | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 18	£ 15
Off-balance sheet | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	24	22
Off-balance sheet | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 8,434	£ 8,278
Coverage ratio	0.50%	0.60%
Off-balance sheet | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 41	£ 48
Off-balance sheet | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,611	£ 2,385
Coverage ratio	0.00%	0.00%
Off-balance sheet | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 1
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 37,711	£ 34,339
Coverage ratio	0.10%	0.10%
Off-balance sheet | Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 36	£ 30
Off-balance sheet | Stage 1 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 27,026	£ 24,211
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 11	£ 12
Off-balance sheet | Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 12,795	£ 10,510
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 1 | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 11,260	£ 10,577
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,971	£ 3,124
Coverage ratio	0.20%	0.20%
Off-balance sheet | Stage 1 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 5	£ 4
Off-balance sheet | Stage 1 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	6	8
Off-balance sheet | Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 8,074	£ 7,743
Coverage ratio	0.30%	0.20%
Off-balance sheet | Stage 1 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 25	£ 18
Off-balance sheet | Stage 1 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,611	£ 2,385
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 1 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,086	£ 1,215
Coverage ratio	3.50%	3.10%
Off-balance sheet | Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 38	£ 38
Off-balance sheet | Stage 2 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 752	£ 745
Coverage ratio	3.90%	3.20%
Off-balance sheet | Stage 2 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 29	£ 24
Off-balance sheet | Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 262	£ 285
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 2 | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 267	£ 263
Coverage ratio	4.30%	4.10%
Off-balance sheet | Stage 2 | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 223	£ 197
Coverage ratio	7.80%	6.80%
Off-balance sheet | Stage 2 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 12	£ 11
Off-balance sheet | Stage 2 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	17	13
Off-balance sheet | Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 334	£ 470
Coverage ratio	2.70%	3.00%
Off-balance sheet | Stage 2 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 9	£ 14
Off-balance sheet | Stage 2 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 2 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 3
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 77	£ 117
Coverage ratio	11.40%	14.60%
Off-balance sheet | Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 9	£ 17
Off-balance sheet | Stage 3 | Retail & Business Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 51	£ 52
Coverage ratio	2.70%	2.60%
Off-balance sheet | Stage 3 | Retail & Business Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 2	£ 1
Off-balance sheet | Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 14	£ 18
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 3 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 3 | Retail & Business Banking, Unsecured Lending | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 33	£ 28
Coverage ratio	1.70%	1.60%
Off-balance sheet | Stage 3 | Retail & Business Banking, Unsecured Lending | Other
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4	£ 6
Coverage ratio	20.70%	16.80%
Off-balance sheet | Stage 3 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards
Disclosure of credit risk exposure [line items]
Financial assets	£ 1	£ 0
Off-balance sheet | Stage 3 | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Other
Disclosure of credit risk exposure [line items]
Financial assets	1	1
Off-balance sheet | Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 3 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 26	£ 65
Coverage ratio	28.10%	24.20%
Off-balance sheet | Stage 3 | Corporate & Commercial Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 7	£ 16
Off-balance sheet | Stage 3 | Corporate Centre
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 0	£ 0
Coverage ratio	0.00%	0.00%
Off-balance sheet | Stage 3 | Corporate Centre | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0
Total Drawn | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	200,600	197,900
Total Drawn | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	730	785
Total Drawn | Retail & Business Banking | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	175,200	173,800
Total Drawn | Retail & Business Banking | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	385	422
Total Drawn | Mortgages | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	169,000	167,200
Total Drawn | Mortgages | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	138	173
Total Drawn | Retail & Business Banking, Unsecured Lending | Credit cards | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,100	2,800
Total Drawn | Retail & Business Banking, Unsecured Lending | Accumulated impairment | Credit cards | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	137	135
Total Drawn | Consumer Finance | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,000	4,800
Total Drawn | Consumer Finance | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	63	69
Total Drawn | Corporate & Commercial Banking | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	18,900	18,000
Total Drawn | Corporate & Commercial Banking | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	282	294
Total Drawn | Corporate Centre | Loans to consumers
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,500	1,300
Total Drawn | Corporate Centre | Accumulated impairment | Loans to consumers
Disclosure of credit risk exposure [line items]
Financial assets	£ 0	£ 0